Condensed Consolidating Statements of Cash Flows (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Organization, Consolidation and Presentation of Financial Statements Disclosure [Line Items]
Net cash provided by (used in) operating activities, net	$ 480.3	$ 427.1	$ 289.0
Net change in short-term debt	74.7	1.0	56.2
Proceeds from issuance of long-term debt	802.5	1,025.0	786.1
Payments on long-term debt	(172.7)	(1,110.6)	(260.9)
Issuance (repurchase) of common stock, net	(557.9)	(80.8)	(42.8)
Excess tax benefits from stock-based compensation	43.0
Other	(24.9)	(31.3)	(58.4)
Net cash provided by (used in) financing activities	164.7	(196.7)	480.2
Additions to property, plant and equipment	(154.5)	(126.9)	(137.5)
Acquisition of business, net of cash acquired	(286.3)	(14.4)	(755.5)
Other	13.3	28.2	9.9
Net cash used in investing activities	(427.5)	(113.1)	(883.1)
Effect of exchange rate changes on cash	8.3	(4.4)	(18.1)
Net increase in cash and cash equivalents	225.8	112.9	(132.0)
Cash and cash equivalents at beginning of period	808.3	695.4	827.4
Cash and cash equivalents at end of period	1,034.1	808.3	695.4
Parent Company
Organization, Consolidation and Presentation of Financial Statements Disclosure [Line Items]
Net cash provided by (used in) operating activities, net	(171.4)	(121.7)	(196.8)
(Payments on) proceeds from intercompany transactions	409.6	370.7	239.2
Proceeds from issuance of long-term debt	800.0	1,025.0	786.1
Payments on long-term debt	(166.0)	(1,110.6)	(260.9)
Issuance (repurchase) of common stock, net	(557.9)	(80.8)	(42.8)
Excess tax benefits from stock-based compensation	43.0
Other	(24.4)	(31.3)	(58.4)
Net cash provided by (used in) financing activities	504.3	173.0	663.2
Additions to property, plant and equipment	(5.2)	(2.1)	(27.0)
Acquisition of business, net of cash acquired	(104.2)	(0.9)	(398.5)
Intercompany investing activities, net			(282.4)
Other	1.3		(9.3)
Net cash used in investing activities	(108.1)	(3.0)	(717.2)
Net increase in cash and cash equivalents	224.8	48.3	(250.8)
Cash and cash equivalents at beginning of period	335.4	287.1	537.9
Cash and cash equivalents at end of period	560.2	335.4	287.1
Guarantor Subsidiaries
Organization, Consolidation and Presentation of Financial Statements Disclosure [Line Items]
Net cash provided by (used in) operating activities, net	463.5	430.3	425.2
Net change in short-term debt			50.0
(Payments on) proceeds from intercompany transactions	(421.3)	(321.0)	(306.8)
Proceeds from issuance of long-term debt	0.5
Payments on long-term debt	(0.4)
Net cash provided by (used in) financing activities	(421.2)	(321.0)	(256.8)
Additions to property, plant and equipment	(67.0)	(109.5)	(91.9)
Acquisition of business, net of cash acquired	(3.0)	(12.5)	(68.1)
Intercompany investing activities, net		(4.3)	(1.0)
Other	4.2	24.2
Net cash used in investing activities	(65.8)	(102.1)	(161.0)
Net increase in cash and cash equivalents	(23.5)	7.2	7.4
Cash and cash equivalents at beginning of period	28.4	21.2	13.8
Cash and cash equivalents at end of period	4.9	28.4	21.2
Non-Guarantor Subsidiaries
Organization, Consolidation and Presentation of Financial Statements Disclosure [Line Items]
Net cash provided by (used in) operating activities, net	207.9	141.1	71.0
Net change in short-term debt	74.7	1.0	6.2
(Payments on) proceeds from intercompany transactions	(8.0)	(68.0)	340.6
Proceeds from issuance of long-term debt	2.0
Payments on long-term debt	(6.3)
Other	(0.5)
Net cash provided by (used in) financing activities	61.9	(67.0)	346.8
Additions to property, plant and equipment	(82.3)	(15.3)	(18.6)
Acquisition of business, net of cash acquired	(179.1)	(1.0)	(288.9)
Other	7.8	4.0	19.2
Net cash used in investing activities	(253.6)	(12.3)	(288.3)
Effect of exchange rate changes on cash	8.3	(4.4)	(18.1)
Net increase in cash and cash equivalents	24.5	57.4	111.4
Cash and cash equivalents at beginning of period	444.5	387.1	275.7
Cash and cash equivalents at end of period	469.0	444.5	387.1
Eliminations
Organization, Consolidation and Presentation of Financial Statements Disclosure [Line Items]
Net cash provided by (used in) operating activities, net	(19.7)	(22.6)	(10.4)
(Payments on) proceeds from intercompany transactions	19.7	18.3	(273.0)
Net cash provided by (used in) financing activities	19.7	18.3	(273.0)
Intercompany investing activities, net		4.3	283.4
Net cash used in investing activities		$ 4.3	$ 283.4